Notes to the consolidated financial statements (Tables)	3 Months Ended
Mar. 31, 2024
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Belgium
GSK	6,473	8,895
Switzerland
CRISPR	209	3,478
Netherlands
Genmab	447	—
Total	7,129	12,373

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and	Revenue recognized from
		milestone payments included	milestone payments included	upfront and milestone payments
	Upfront and milestone	in contract	in contract	for three months ended
	payments	liabilities at	liabilities at	March 31,
Customer	March 31, 2024	December 31, 2023	March 31, 2024	2023	2024

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 220,000k	88,715	82,560	3,624	6,154
CRISPR	USD 6,500k (EUR 5,783k)*	1,582	1,881	77	1,538
Genmab	USD 10,000k (EUR 8,937k)*	2,383	2,383	447	—
Total		92,680	86,825	4,148	7,692
*	Translated at the currency exchange rate prevailing on the transaction date.

Schedule of contract balances

	December 31,	March 31,
	2023	2024
	EUR k	EUR k
Trade receivables	14,326	14,644
Contract assets	2,758	2,538
Contract liabilities	92,680	86,825

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Personnel	(8,188)	(12,395)
Materials	(4,534)	(5,369)
Third-party services	(5,453)	(21,366)
Maintenance and lease	(580)	(1,198)
Amortization and depreciation	(1,170)	(1,028)
Other	(710)	(333)
Total	(20,634)	(41,690)

Selling and distribution expenses consist of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Personnel	(716)	(850)
Amortization and depreciation	—	—
Other	(108)	(105)
Total	(824)	(955)

R&D expenses consists of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Materials	(3,489)	(5,561)
Personnel	(11,037)	(9,058)
Amortization and depreciation	(1,725)	(1,840)
Patents and fees to register/protect a legal right	(857)	(4,459)
Third-party services	(4,692)	(4,684)
Maintenance and lease	(1,766)	(2,021)
Other	(684)	(201)
Total	(24,251)	(27,825)

General and administrative expenses consist of the following:

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Personnel	(9,098)	(6,171)
Maintenance and lease	(1,301)	(1,044)
Third-party services	(7,002)	(7,619)
Legal and other professional services	(1,629)	(1,501)
Amortization and depreciation	(3,106)	(2,231)
Other	(1,152)	(553)
Total	(23,287)	(19,119)

Schedule of other operating income

	Three months ended March 31,
	2023	2024
	EUR k	EUR k
Compensation for CMO/Material transfer	1,544	2,848
Cost Reimbursement Claim	—	700
Sale of equipment	308	222
Other	154	362
Total	2,006	4,132